Warrant Derivative - Warrant Derivative Outstanding (Details) - $ / shares	Dec. 31, 2023	Sep. 07, 2023	Aug. 08, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 16, 2019
Disclosure of Share Capital, Reserves And Other Equity Interest [Abstract]
Exercise price (usd per share)		$ 2.81	$ 2.81			$ 0.90
Number of Warrants Outstanding	7,731,085	1,000,050	6,667,000	64,035	64,035	64,035